Shareholder Report, Average Annual Return (Details) 190838_Brown Advisory - WMC Strategic European Equity Fund_Institutional Shares_TSR Annual {Institutional Shares}	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	6.44%	12.16%	11.69%
MSCI Europe Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Europe Index
Average Annual Return, Percent	18.64%	9.50%	9.92%